Pension and other post-retirement benefits (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Plan assets measured at fair value on a recurring basis
End of the measurement period	17,233	16,190
Defined benefit pension plans | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	6,010	5,043
Defined benefit pension plans | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	9,287	9,243
Defined benefit pension plans | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,904	1,855
Transfers In	0	33
Transfers Out	(28)	(6)
On assets still held at reporting date	42	52
On assets sold during the period	6	3
Purchases, sales, settlements	31	(34)
Foreign currency translation impact	(19)	1
End of the measurement period	1,936	1,904
Defined benefit pension plans | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	90	122
Transfers In	0	30
Transfers Out	(28)	(2)
On assets still held at reporting date	9	(4)
On assets sold during the period	3	5
Purchases, sales, settlements	(3)	(61)
Foreign currency translation impact	0	0
End of the measurement period	71	90
Defined benefit pension plans | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,118	1,066
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	50	31
On assets sold during the period	0	0
Purchases, sales, settlements	3	21
Foreign currency translation impact	(2)	0
End of the measurement period	1,169	1,118
Defined benefit pension plans | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,034	1,014
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	44	20
On assets sold during the period	0	0
Purchases, sales, settlements	0	0
Foreign currency translation impact	0	0
End of the measurement period	1,078	1,034
Defined benefit pension plans | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	84	52
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	6	11
On assets sold during the period	0	0
Purchases, sales, settlements	3	21
Foreign currency translation impact	(2)	0
End of the measurement period	91	84
Defined benefit pension plans | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	696	667
Transfers In	0	3
Transfers Out	0	(4)
On assets still held at reporting date	(17)	25
On assets sold during the period	3	(2)
Purchases, sales, settlements	31	6
Foreign currency translation impact	(17)	1
End of the measurement period	696	696
Defined benefit pension plans | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	615	581
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	(18)	28
On assets sold during the period	2	(5)
Purchases, sales, settlements	82	10
Foreign currency translation impact	(15)	1
End of the measurement period	666	615
Defined benefit pension plans | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	81	81
Transfers In	0	3
Transfers Out	0	0
On assets still held at reporting date	1	(3)
On assets sold during the period	1	3
Purchases, sales, settlements	(51)	(3)
Foreign currency translation impact	(2)	0
End of the measurement period	30	81
Defined benefit pension plans | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period		5
Transfers In		0
Transfers Out		(4)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(1)
Foreign currency translation impact		0
End of the measurement period		0
Defined benefit pension plans - Switzerland
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	13,604	13,428
Foreign currency translation impact	0	0
End of the measurement period	14,340	13,604
Defined benefit pension plans - Switzerland | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	3,044	3,966
Defined benefit pension plans - Switzerland | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,632	1,534
Defined benefit pension plans - Switzerland | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,078	1,034
Defined benefit pension plans - Switzerland | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	554	500
Defined benefit pension plans - Switzerland | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,570	1,982
Defined benefit pension plans - Switzerland | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	662	606
Defined benefit pension plans - Switzerland | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,668	1,583
Defined benefit pension plans - Switzerland | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	240	(207)
Defined benefit pension plans - Switzerland | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	5	0
Defined benefit pension plans - Switzerland | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	5,588	4,777
Defined benefit pension plans - Switzerland | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	178	115
Defined benefit pension plans - Switzerland | Level 1 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	7,010	7,187
Defined benefit pension plans - Switzerland | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,866	3,851
Defined benefit pension plans - Switzerland | Level 2 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	552	500
Defined benefit pension plans - Switzerland | Level 2 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	552	500
Defined benefit pension plans - Switzerland | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,908	1,376
Defined benefit pension plans - Switzerland | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,668	1,583
Defined benefit pension plans - Switzerland | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	240	(207)
Defined benefit pension plans - Switzerland | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	5	0
Defined benefit pension plans - Switzerland | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,640	1,587
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	27	47
On assets sold during the period	0	(5)
Purchases, sales, settlements	89	10
Foreign currency translation impact	(14)	1
End of the measurement period	1,742	1,640
Defined benefit pension plans - Switzerland | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,080	1,034
Defined benefit pension plans - Switzerland | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,078	1,034
Defined benefit pension plans - Switzerland | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	2	0
Defined benefit pension plans - Switzerland | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	662	606
Defined benefit pension plans - Switzerland | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	662	606
Defined benefit pension plans - Switzerland | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,586	2,121
Foreign currency translation impact	18	4
End of the measurement period	2,893	2,586
Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,048	882
Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	89	84
Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	444
Defined benefit pension plans - International | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	9
Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	81
Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	354
Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	422	266
Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	2
Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Defined benefit pension plans - International | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,277	2,056
Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	977	790
Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Defined benefit pension plans - International | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	264	268
Transfers In	0	33
Transfers Out	(28)	(6)
On assets still held at reporting date	15	5
On assets sold during the period	6	8
Purchases, sales, settlements	(58)	(44)
Foreign currency translation impact	(5)	0
End of the measurement period	194	264
Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	71	90
Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	89	84
Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	34	90
Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	9
Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	81
Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,586	2,121
Foreign currency translation impact	18	4
End of the measurement period	2,893	2,586
Bank | Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,048	882
Bank | Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	89	84
Bank | Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	444
Bank | Defined benefit pension plans - International | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	9
Bank | Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	81
Bank | Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	354
Bank | Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Bank | Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	422	266
Bank | Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	2
Bank | Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Bank | Defined benefit pension plans - International | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Bank | Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,277	2,056
Bank | Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	977	790
Bank | Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Bank | Defined benefit pension plans - International | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Bank | Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Bank | Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	264	268
Transfers In	0	33
Transfers Out	(28)	(6)
On assets still held at reporting date	15	5
On assets sold during the period	6	8
Purchases, sales, settlements	(58)	(44)
Foreign currency translation impact	(5)	0
End of the measurement period	194	264
Bank | Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	90	122
Transfers In	0	30
Transfers Out	(28)	(2)
On assets still held at reporting date	9	(4)
On assets sold during the period	3	5
Purchases, sales, settlements	(3)	(61)
Foreign currency translation impact	0	0
End of the measurement period	71	90
Bank | Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	84	52
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	6	11
On assets sold during the period	0	0
Purchases, sales, settlements	1	21
Foreign currency translation impact	(2)	0
End of the measurement period	89	84
Bank | Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	90	94
Transfers In	0	3
Transfers Out	0	(4)
On assets still held at reporting date	0	(2)
On assets sold during the period	3	3
Purchases, sales, settlements	(56)	(4)
Foreign currency translation impact	(3)	0
End of the measurement period	34	90
Bank | Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	9	8
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	(1)	1
On assets sold during the period	2	0
Purchases, sales, settlements	(6)	0
Foreign currency translation impact	0	0
End of the measurement period	4	9
Bank | Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	81	81
Transfers In	0	3
Transfers Out	0	0
On assets still held at reporting date	1	(3)
On assets sold during the period	1	3
Purchases, sales, settlements	(50)	(3)
Foreign currency translation impact	(3)	0
End of the measurement period	30	81
Bank | Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period		5
Transfers In		0
Transfers Out		(4)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(1)
Foreign currency translation impact		0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0